Shareholders’ Equity - Schedule of Dividend Distribution (Parentheticals) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Dividend Distribution [Abstract]
Interim exempt (one-tier) dividends, per share (in Dollars per share)			$ 1.98